Operating segments - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	₽ 33,397	₽ 34,326	₽ 30,736
Cash and settlement service fees	500	512	932
Platform and marketing services related fees	958	794	157
Fees for guarantees issued	723	440	121
Other revenue	333	208	228
Total revenue from contracts with customers	35,911
PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	33,397
Cash and settlement service fees	114
Platform and marketing services related fees	145
Fees for guarantees issued	20
Other revenue	322
Total revenue from contracts with customers	33,998
CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees	386
Platform and marketing services related fees	813
Fees for guarantees issued	703
Other revenue	11
Total revenue from contracts with customers	₽ 1,913
Continuing and discontinued operations
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees		34,326	30,736
Cash and settlement service fees		1,326	1,403
Installment cards related fees		827	1,139
Platform and marketing services related fees		809	157
Fees for guarantees issued		440	121
Other revenue		297	328
Total revenue from contracts with customers		38,025	33,884
Continuing and discontinued operations | PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees		34,326	30,736
Cash and settlement service fees		80	49
Platform and marketing services related fees		133	106
Fees for guarantees issued		23	27
Other revenue		168	106
Total revenue from contracts with customers		34,730	31,024
Continuing and discontinued operations | CFS
Disclosure of disaggregation of revenue from contracts with customers
Installment cards related fees		827	1,139
Total revenue from contracts with customers		827	1,139
Continuing and discontinued operations | RB
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees		814	471
Platform and marketing services related fees		14
Other revenue		95	100
Total revenue from contracts with customers		923	571
Continuing and discontinued operations | CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees		432	883
Platform and marketing services related fees		662	51
Fees for guarantees issued		417	94
Other revenue		34	122
Total revenue from contracts with customers		₽ 1,545	₽ 1,150